As filed with the Securities and Exchange Commission on June 21, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments.

Mexico Equity & Income Fund, Inc.
Schedule of Investments
April 30, 2011

	Shares	Value
COMMON STOCKS - 90.01%
Beverages - 5.30%
Emboteladoras Arca, S.A.	495,000	$3,006,111
Fomento Economico Mexicano, S.A.B. de C.V.	299,000	1,881,785
		4,887,896
Chemicals - 3.81%
Mexichem, S.A. de C.V.	924,459	3,513,389
Commercial Banks - 1.09%
Grupo Financiero Banorte, S.A. de C.V. - Class O	200,000	1,007,149
Construction & Engineering - 9.56%
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	655,000	1,617,059
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V. (a)	1,881,985	3,436,445
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	895,900	3,770,630
		8,824,134
Construction Materials - 3.53%
Cemex S.A.B. de C.V. - ADR (a)	115,544	1,002,922
Cemex, S.A.B. de C.V. CPO (a)	2,600,000	2,254,054
		3,256,976
Consumer Finance - 0.70%
Financiera Independencia S.A.B. de C.V.	645,331	650,281
Diversified Telecommunication Services - 0.25%
Telefonos De Mexico S.A.B. de C.V.	250,000	234,761
Financial Groups - 0.99%
GBM Grupo Bursatil Mexicano, S.A. de C.V. Casa de Bolsa	1,981,828	912,436
Food & Staples Retailing - 6.20%
Wal-Mart de Mexico, S.A. de C.V. - Class V	1,827,500	5,724,580
Food Products - 2.73%
Grupo Bimbo, S.A.B. de C.V.	1,140,000	2,515,354
Hotels, Restaurants & Leisure - 5.65%
Alsea de Mexico S.A.B. de C.V. - Class A	1,175,000	1,334,056
Grupe, S.A. de C.V. (a)(c)	2,978,486	3,881,027
		5,215,083
Household Products - 3.93%
Kimberly-Clark de Mexico S.A.B. de C.V.	585,600	3,623,469
Industrial Conglomerates - 4.96%
Alfa, S.A. - Class A	129,300	1,936,406
Grupo Carso, S.A. de C.V.	487,000	1,893,985
Industrias CH, S.A. - Class B (a)	188,800	751,644
		4,582,035
Insurance - 3.48%
Qualita Compania de Seguros	3,519,651	3,213,386
Metals & Mining - 13.42%
Grupo Mexico, S.A. - Series B	2,474,098	8,566,723
Industrias Penoles, S.A.	98,110	3,820,356
		12,387,079
Multiline Retail - 2.95%
El Puerto De Liver	355,700	2,718,494
Pharmaceuticals - 4.58%
Genomma Lab Internacional SA (a)	1,691,500	4,227,391

Wireless Telecommunication Services - 16.88%
America Movil, S.A. de C.V. - Class L	5,436,599	15,580,097
TOTAL COMMON STOCKS (Cost $75,928,745)		$83,073,990

REAL ESTATE INVESTMENT TRUSTS - 4.14%
Fibra Uno Administraction SA		2,241,900	3,817,094
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,629,477)			$3,817,094

CAPITAL DEVELOPMENT CERTIFICATES - 3.06%
Atlas Discovery Trust II (c)		300,000	2,827,945
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,317,515)			$2,827,945

		Principal
		Amount	Value
CORPORATE BONDS - 0.52%
Urbi, Desarrollos Urbanos, S.A. de C.V.
8.500%, 04/19/2016		$461,300	482,058
TOTAL CORPORATE BONDS (Cost $391,882)			$482,058
FOREIGN GOVERNMENT NOTE/BONDS - 1.24%
Mexico-united Mexican Sts
8.125%, 12/30/2019		$865,000	1,141,800
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,159,663)			$1,141,800

SHORT-TERM INVESTMENTS - 0.61%
Mexican INAFIN
0.000% Coupon, 4.677% Effective Yield, 5/2/2011 (b)		6,461,908*	561,264
TOTAL SHORT-TERM INVESTMENTS (Cost $556,092)			561,264

UNITED STATES - 0.33%
INVESTMENT COMPANIES - 0.33%		Shares	Value
First American Treasury Obligation - Class A, 0.000%		303,921	$303,921
TOTAL INVESTMENT COMPANIES ( Cost $303,921)			303,921
TOTAL UNITED STATES (Cost 303,921)			303,921
Total Investments (Cost $84,287,295) - 99.91%			$92,208,072
Other Assets in Excess of Liabilities - 0.09%			87,461
TOTAL NET ASSETS - 100.00%			$92,295,533

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Fair valued security.

* Principal amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at April 30, 2011 was as follows:

Cost of investments**			$84,287,295
Gross unrealized appreciation			9,517,640
Gross unrealized depreciation			(1,596,863)
Net unrealized appreciation			$7,920,777

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at April 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Common Stock
Beverages	$ 4,887,896	$ -	$ -	$ 4,887,896
Capital Development Certificates	-	-	2,827,945	2,827,945
Chemicals	3,513,389	-	-	3,513,389
Commercial Banks	1,007,149	-	-	1,007,149
Construction & Engineering	8,824,134	-	-	8,824,134
Construction Materials	3,256,976	-	-	3,256,976
Consumer Finance	650,281	-	-	650,281
Diversified Telecommunication Services	234,761	-	-	234,761
Financial Groups	912,436	-	-	912,436
Food & Staples Retailing	5,724,580	-	-	5,724,580
Food Products	2,515,354	-	-	2,515,354
Hotels, Restaurants & Leisure	1,334,056	3,881,027	-	5,215,083
Household Products	3,623,469	-	-	3,623,469
Industrial Conglomerates	4,582,035	-	-	4,582,035
Insurance	3,213,386	-	-	3,213,386
Metals & Mining	12,387,079	-	-	12,387,079
Multiline Retail	2,718,494	-	-	2,718,494
Pharmaceuticals	4,227,391	-	-	4,227,391
Wireless Telecommunication Services	15,580,097	-	-	15,580,097
Total Common Stock	79,192,963	3,881,027	2,827,945	85,901,935

Real Estate Investment Trusts	3,817,094	-	-	3,817,094

Mexican Government Bonds	-	1,141,800	-	1,141,800

Corporate Bonds
Housing	-	482,058	-	482,058

Short-Term Investments	303,921	561,264	-	865,185
Total Investments in Securities	$ 83,313,978	$ 6,066,149	$ 2,827,945	$ 92,208,072

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of July 31, 2010	$ 2,370,277
Acquisition/Purchase
Sales	-
Realized gain	-
Change in unrealized appreciation (depreciation)	457,668
Balance as of April 30, 2011	$ 2,827,945

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engaged in hedging activities during the period ended April 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Mexico Equity and Income Fund, Inc.

By (Signature and Title)     /s/ Maria Eugenia Pichardo
     Maria Eugenia Pichardo, President

Date      June 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Maria Eugenia Pichardo
 Maria Eugenia Pichardo, President

Date   June 9, 2011

By (Signature and Title)*   /s/ Gerald Hellerman
 Gerald Hellerman, Chief Financial Officer

Date   June 2, 2011

* Print the name and title of each signing officer under his or her signature.